INCOME TAXES (Components of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Advertising costs deductible in future years		$ 212
Loss from equity method investment	$ 53
Bad debt provision	887	720
Impairment of long-term investments	7,526
Net operating losses ("NOLs")	16,286	6,314
Less: valuation allowance	(24,752)	(7,246)
Total deferred tax assets, net	$ 0	$ 0